Organization and Principal Activities	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Organization and Principal Activities

Note 1 — Organization and Principal Activities

Lion Group Holding Ltd. (the “Company”, “Lion” or “LGHL”) is a company with limited liability registered as an exempted company in the Cayman Islands.

The Company and its subsidiaries (collectively referred to as the “Group”) provide securities, futures and derivatives brokerage services, insurance brokerage services, total return swap trading services, and market maker trading services. As a result of the consummation of a business combination with Proficient Alpha Acquisition Corp., a Nevada corporation (“PAAC”) which was accounted for as a reverse recapitalization, the Company’s ordinary shares and warrants started to be traded on the NASDAQ Capital Market under the ticker symbols LGHL and LGHLW, respectively on June 17, 2020. Each American Depositary Shares (“ADSs”) of the Company represented one Class A ordinary share upon the closing. On July 13, 2023, the ADS ratio was changed from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares.

Principal Activities

The Group generates commission revenues by enabling its customers to trade in securities, futures and derivative markets throughout the world. The Group’s trading customers consist of corporate clients, individual traders and retail investors primarily located in People’s Republic of China (“PRC”) and Southeast Asia, although its trading platform allows it to serve customers worldwide.

The Group also generates commission revenues by providing insurance brokerage services to high-net-worth individuals primarily located in the PRC.

In May 2019, the Group began to serve as the counterparty to its customers in derivative transactions. This predominantly occurs when a customer utilizes a contract for difference (CFD). CFDs allow for the exchange of the difference in value of a particular asset such as a currency pair between the time at which a contract is opened and the time at which it is closed. If the trades of one customer can be used to naturally offset the trades of another customer, the Group will act as the market maker to offer liquidity and pricing to both customers. When such an offsetting is not available, the Group may choose to use its own trades to offset the trades of its customer, and the Group may also act as a broker in arranging trades between the customer and third-party market makers.

The Group officially began offering total return swap (TRS) trading services to customers in July 2020. The Group has entered into International Swaps and Derivatives Association (ISDA) master agreements and related supplementary agreements with two of the top five swap traders in China. The Group is currently offering A-shares (shares that are denominated in Renminbi and traded in the Shanghai Stock Exchange and Shenzhen Stock Exchange) and Hong Kong stock basket linked TRS, which provides international investors seeking to invest in the China stock market with higher leverage compared with buying A-share stocks directly. The Group earns income from the spread on interest rate loans provided to TRS trading customers and loans borrowed from its business partners. In addition, the Group also receives commissions and fees from customers for trades made through the TRS trading service.

The subsidiaries of the Company include a participant of the Stock Exchange of Hong Kong Limited (“SEHK”) and Hong Kong Securities Clearing Company Limited (“HKSCC”), remote trading member of Singapore Exchange Limited (“SGX”), and member of the Professional Insurance Brokers Association Limited (“PIBA”); possess the licenses issued by Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 Dealing in Securities, Type 2 Dealing in Futures Contracts, Type 4 Advising on Securities, Type 5 Advising on Futures Contracts, and Type 9 Asset Management, the full license issued by Cayman Islands Monetary Authority (“CIMA”) to carry out securities investment business including Broker Dealer and Market Maker, and the Capital Markets Service License (“CMS License”) issued by the Monetary Authority of Singapore.